UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06490
BNY Mellon Investment Funds V, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Large Cap Equity Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Large Cap Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class A – DLQAX
This semi-annual shareholder report contains important information about BNY Mellon Large Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$51	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$136	93	23.10%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
32.5%
Financials
14.4%
Health Care
10.9%
Industrials
10.8%
Communication Services
10.7%
Consumer Discretionary
6.9%
Energy
4.4%
Consumer Staples
4.1%
Materials
2.4%
Investment Companies
1.6%
Utilities
1.4%
Net Other Assets and Liabilities
-0.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6535SA0626

BNY Mellon Large Cap Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class C – DEYCX
This semi-annual shareholder report contains important information about BNY Mellon Large Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$89	1.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$136	93	23.10%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6513SA0626

BNY Mellon Large Cap Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class I – DLQIX
This semi-annual shareholder report contains important information about BNY Mellon Large Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$38	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$136	93	23.10%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6532SA0626

BNY Mellon Large Cap Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class Y – DLACX
This semi-annual shareholder report contains important information about BNY Mellon Large Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$38	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$136	93	23.10%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0015SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Large Cap Equity Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Class	Ticker
A	DLQAX
C	DEYCX
I	DLQIX
Y	DLACX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Large Cap Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5%
Automobiles & Components — .5%
Ford Motor Co.	53,344	741,482
Banks — 5.5%
Citigroup, Inc.	10,310	1,442,988
Fifth Third Bancorp	37,400	2,108,238
First Horizon Corp.	53,344	1,367,740
JPMorgan Chase & Co.	7,718	2,526,333
		7,445,299
Capital Goods — 8.4%
AMETEK, Inc.	2,771	670,416
Axon Enterprise, Inc.(a)	1,430	801,672
Carlisle Companies, Inc.	1,579	572,782
Cummins, Inc.	995	709,644
Dover Corp.	4,768	1,069,367
Emerson Electric Co.	4,559	652,621
GE Vernova, Inc.	1,013	1,190,133
Howmet Aerospace, Inc.	5,125	1,377,908
Hubbell, Inc.	3,814	1,995,485
L3Harris Technologies, Inc.	5,721	1,662,465
Trane Technologies PLC	1,549	760,807
		11,463,300
Consumer Discretionary Distribution & Retail — 4.9%
Amazon.com, Inc.(a)	26,133	6,228,539
Chewy, Inc., Cl. A(a)	23,838	468,417
		6,696,956
Consumer Durables & Apparel — 1.0%
Deckers Outdoor Corp.(a)	6,704	665,640
Ralph Lauren Corp.	1,698	681,594
		1,347,234
Consumer Services — .5%
Las Vegas Sands Corp.	14,228	657,191
Consumer Staples Distribution & Retail — 1.2%
Casey’s General Stores, Inc.	1,073	852,810
Target Corp.	6,127	800,247
		1,653,057
Energy — 4.4%
Diamondback Energy, Inc.	5,364	942,884
EQT Corp.	13,910	739,595
Exxon Mobil Corp.	10,757	1,470,697
Marathon Petroleum Corp.	3,457	883,851
Phillips 66	4,917	831,219
SLB Ltd.	23,838	1,108,228
		5,976,474
Financial Services — 5.0%
Berkshire Hathaway, Inc., Cl. B(a)	4,350	2,176,696
Capital One Financial Corp.	3,814	765,165
CME Group, Inc.	2,950	651,448
Mastercard, Inc., Cl. A	1,430	734,448
Morgan Stanley	4,499	940,471

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Financial Services — 5.0% (continued)
The Goldman Sachs Group, Inc.	745	753,471
Voya Financial, Inc.	9,237	836,226
		6,857,925
Food, Beverage & Tobacco — 1.4%
Philip Morris International, Inc.	6,743	1,219,876
The Coca-Cola Company	9,192	747,034
		1,966,910
Health Care Equipment & Services — 4.6%
Alcon AG	11,621	779,769
Elevance Health, Inc.	2,980	1,152,455
IDEXX Laboratories, Inc.(a)	1,132	595,930
Medtronic PLC	13,022	1,018,711
UnitedHealth Group, Inc.	6,704	2,786,384
		6,333,249
Household & Personal Products — 1.4%
Colgate-Palmolive Co.	11,919	1,092,734
The Estee Lauder Companies, Inc., Cl. A	10,548	832,764
		1,925,498
Insurance — 4.0%
American International Group, Inc.	6,853	510,754
Aon PLC, Cl. A	2,473	820,269
Assurant, Inc.	5,989	1,608,226
Chubb Ltd.	4,648	1,583,760
Old Republic International Corp.	21,156	865,704
		5,388,713
Materials — 2.4%
CRH PLC	6,943	742,901
Freeport-McMoRan, Inc.	14,501	911,968
International Paper Co.	16,389	624,421
Newmont Corp.	10,936	1,021,422
		3,300,712
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. A	24,494	8,753,421
Meta Platforms, Inc., Cl. A	2,833	1,595,801
Netflix, Inc.(a)	12,217	872,294
Omnicom Group, Inc.	11,621	846,357
Spotify Technology SA(a)	1,400	642,782
The Walt Disney Company	10,313	992,626
		13,703,281
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
Bristol-Myers Squibb Co.	11,621	669,602
Gilead Sciences, Inc.	10,876	1,374,074
Illumina, Inc.(a)	4,648	817,258
Johnson & Johnson	7,092	1,801,155
Pfizer, Inc.	29,202	703,184
Repligen Corp.(a)	4,619	630,216
Thermo Fisher Scientific, Inc.	3,874	1,942,269
Vertex Pharmaceuticals, Inc.(a)	1,371	681,017
		8,618,775
Semiconductors & Semiconductor Equipment — 16.8%
Advanced Micro Devices, Inc.(a)	3,129	1,817,667

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.5% (continued)
Semiconductors & Semiconductor Equipment — 16.8% (continued)
Applied Materials, Inc.	4,184	3,025,032
ASML Holding NV	556	1,106,129
Broadcom, Inc.	3,014	1,138,539
Marvell Technology, Inc.	5,607	1,670,269
NVIDIA Corp.	48,668	9,737,980
STMicroelectronics NV	8,932	668,918
Texas Instruments, Inc.	12,732	3,795,027
		22,959,561
Software & Services — 7.3%
Bentley Systems, Inc., Cl. B	15,197	454,238
Dolby Laboratories, Inc., Cl. A	10,727	564,026
International Business Machines Corp.	4,073	1,145,368
Microsoft Corp.	13,810	5,151,406
Nutanix, Inc., Cl. A(a)	14,187	722,970
Shopify, Inc., Cl. A(a)	4,112	469,508
Synopsys, Inc.(a)	3,159	1,409,135
		9,916,651
Technology Hardware & Equipment — 8.4%
Apple, Inc.	23,237	6,723,858
Cisco Systems, Inc.	22,795	2,677,501
Western Digital Corp.	3,130	1,999,194
		11,400,553
Telecommunication Services — .7%
AT&T, Inc.	43,808	906,826
Transportation — 2.4%
CSX Corp.	25,924	1,232,168
Delta Air Lines, Inc.	13,707	1,283,798
Uber Technologies, Inc.(a)	10,028	723,620
		3,239,586
Utilities — 1.4%
Constellation Energy Corp.	3,665	910,276
Dominion Energy, Inc.	14,232	971,903
		1,882,179
Total Equity Securities - Common Stocks (cost $80,692,629)		134,381,412

	1-Day Yield (%)
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $2,128,702)	3.70	2,128,702	2,128,702
Total Investments (cost $82,821,331)		100.1%	136,510,114
Liabilities, Less Cash and Receivables		(.1%)	(136,623)
Net Assets		100.0%	136,373,491

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	2,109,102	21,492,205	(21,472,605)	2,128,702	62,675
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	4,188,091	(4,188,091)	-	1,038††
Total - 1.6%	2,109,102	25,680,296	(25,660,696)	2,128,702	63,713

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	80,692,629	134,381,412
Affiliated issuers	2,128,702	2,128,702
Dividends receivable		87,355
Tax reclaim receivable—Note 1(b)		2,921
Receivable for shares of Common Stock subscribed		1,020
Prepaid expenses		39,118
		136,640,528
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		84,368
Payable for shares of Common Stock redeemed		137,425
Directors’ fees and expenses payable		142
Other accrued expenses		45,102
		267,037
Net Assets ($)		136,373,491
Composition of Net Assets ($):
Paid-in capital		65,764,852
Total distributable earnings (loss)		70,608,639
Net Assets ($)		136,373,491

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	15,375,174	383,105	57,298,591	63,316,621
Shares Outstanding	1,265,680	32,464	3,804,629	4,233,343
Net Asset Value Per Share ($)	12.15	11.80	15.06	14.96
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $779 foreign taxes withheld at source):
Unaffiliated issuers	898,386
Affiliated issuers	62,675
Affiliated income net of rebates from securities lending—Note 1(c)	1,038
Total Income	962,099
Expenses:
Management fee—Note 3(a)	491,401
Professional fees	50,136
Shareholder servicing costs—Note 3(c)	35,780
Registration fees	32,100
Chief Compliance Officer fees—Note 3(c)	20,302
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Prospectus and shareholders’ reports	5,989
Directors’ fees and expenses—Note 3(d)	4,792
Custodian fees—Note 3(c)	2,566
Loan commitment fees—Note 2	1,832
Distribution plan fees—Note 3(b)	1,457
Miscellaneous	7,953
Total Expenses	664,308
Less—reduction in expenses due to undertaking—Note 3(a)	(115,668)
Net Expenses	548,640
Net Investment Income	413,459
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	17,046,524
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(9,908,361)
Net Realized and Unrealized Gain (Loss) on Investments	7,138,163
Net Increase in Net Assets Resulting from Operations	7,551,622
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	413,459	799,106
Net realized gain (loss) on investments	17,046,524	33,816,729
Net change in unrealized appreciation (depreciation) on investments	(9,908,361)	(10,056,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,551,622	24,558,897
Distributions ($):
Distributions to shareholders:
Class A	(447,585)	(2,959,437)
Class C	(12,100)	(82,265)
Class I	(1,382,868)	(10,365,664)
Class Y	(1,642,732)	(14,848,657)
Total Distributions	(3,485,285)	(28,256,023)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	414,739	693,731
Class C	156	4,877
Class I	372,955	3,233,641
Class Y	544,006	1,700,861
Distributions reinvested:
Class A	414,199	2,737,406
Class C	12,100	82,264
Class I	1,319,346	9,670,143
Class Y	1,119,093	9,226,169
Cost of shares redeemed:
Class A	(999,137)	(3,121,865)
Class C	(63,193)	(47,716)
Class I	(5,493,964)	(20,264,256)
Class Y	(15,965,281)	(81,792,953)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(18,324,981)	(77,877,698)
Total Increase (Decrease) in Net Assets	(14,258,644)	(81,574,824)
Net Assets ($):
Beginning of Period	150,632,135	232,206,959
End of Period	136,373,491	150,632,135

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	35,041	55,418
Shares issued for distributions reinvested	39,074	234,951
Shares redeemed	(83,600)	(240,519)
Net Increase (Decrease) in Shares Outstanding	(9,485)	49,850
Class C(a)
Shares sold	13	398
Shares issued for distributions reinvested	1,173	7,231
Shares redeemed	(5,430)	(3,767)
Net Increase (Decrease) in Shares Outstanding	(4,244)	3,862
Class I(b)
Shares sold	26,715	211,895
Shares issued for distributions reinvested	100,484	677,193
Shares redeemed	(376,156)	(1,336,076)
Net Increase (Decrease) in Shares Outstanding	(248,957)	(446,988)
Class Y(b)
Shares sold	38,287	112,964
Shares issued for distributions reinvested	85,820	651,192
Shares redeemed	(1,110,305)	(5,519,722)
Net Increase (Decrease) in Shares Outstanding	(986,198)	(4,755,566)

(a)	During the period ended December 31, 2025, 320 Class C shares representing $3,746 were automatically converted to 314 Class A shares.
(b)
During the period ended June 30, 2026, 1,059 Class Y shares representing $15,407 were exchanged for 1,051 Class I shares and during the period ended
December 31, 2025, 128,676 Class Y shares representing $2,014,788 were exchanged for 127,956 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.88	12.63	15.37	18.02	26.96	24.31
Investment Operations:
Net investment income(a)	.02	.03	.05	.11	.14	.06
Net realized and unrealized gain (loss) on investments	.60	2.00	3.46	2.66	(6.25)	6.43
Total from Investment Operations	.62	2.03	3.51	2.77	(6.11)	6.49
Distributions:
Dividends from net investment income	-	(.07 )	(.05 )	(.12 )	(.14 )	(.05 )
Dividends from net realized gain on investments	(.35 )	(2.71)	(6.20)	(5.30)	(2.69)	(3.79)
Total Distributions	(.35 )	(2.78)	(6.25)	(5.42)	(2.83)	(3.84)
Net asset value, end of period	12.15	11.88	12.63	15.37	18.02	26.96
Total Return (%)(b)	5.69 (c)	16.92	23.52	16.58	(23.70)	27.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21 (d)	1.17	1.12	1.09	1.06	1.03
Ratio of net expenses to average net assets	1.00 (d),(e)	1.00 (e),(f)	1.00 (e),(f)	1.00 (e),(f)	1.03 (e),(f)	1.03
Ratio of net investment income to average net assets	.37 (d),(e)	.22 (e),(f)	.33 (e),(f)	.62 (e),(f)	.64 (e),(f)	.21
Portfolio Turnover Rate	23.10 (c)	38.87	39.80	70.46	61.24	35.32
Net Assets, end of period ($ x 1,000)	15,375	15,150	15,474	15,517	16,904	28,372

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.60	12.41	15.25	17.94	26.87	24.39
Investment Operations:
Net investment (loss)(a)	(.02 )	(.07 )	(.06 )	(.02 )	(.05 )	(.16 )
Net realized and unrealized gain (loss) on investments	.57	1.97	3.42	2.63	(6.19)	6.43
Total from Investment Operations	.55	1.90	3.36	2.61	(6.24)	6.27
Distributions:
Dividends from net realized gain on investments	(.35 )	(2.71)	(6.20)	(5.30)	(2.69)	(3.79)
Net asset value, end of period	11.80	11.60	12.41	15.25	17.94	26.87
Total Return (%)(b)	5.31 (c)	16.02	22.61	15.68	(24.29)	26.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08 (d)	2.05	2.08	2.12	1.93	1.83
Ratio of net expenses to average net assets	1.75 (d),(e)	1.75 (e),(f)	1.75 (e),(f)	1.75 (e),(f)	1.82 (e),(f)	1.83
Ratio of net investment (loss) to average net assets	(.38 )(d),(e)	(.52 )(e),(f)	(.41 )(e),(f)	(.14 )(e),(f)	(.25 )(e),(f)	(.58 )
Portfolio Turnover Rate	23.10 (c)	38.87	39.80	70.46	61.24	35.32
Net Assets, end of period ($ x 1,000)	383	426	408	397	371	1,236

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.62	15.00	17.32	19.71	29.19	26.05
Investment Operations:
Net investment income(a)	.04	.07	.11	.17	.21	.14
Net realized and unrealized gain (loss) on investments	.75	2.40	3.90	2.93	(6.79)	6.92
Total from Investment Operations	.79	2.47	4.01	3.10	(6.58)	7.06
Distributions:
Dividends from net investment income	-	(.14 )	(.13 )	(.19 )	(.21 )	(.13 )
Dividends from net realized gain on investments	(.35 )	(2.71)	(6.20)	(5.30)	(2.69)	(3.79)
Total Distributions	(.35 )	(2.85)	(6.33)	(5.49)	(2.90)	(3.92)
Net asset value, end of period	15.06	14.62	15.00	17.32	19.71	29.19
Total Return (%)	5.79 (b)	17.25	23.79	16.89	(23.50)	27.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (c)	.88	.83	.80	.77	.76
Ratio of net expenses to average net assets	.75 (c),(d)	.75 (d),(e)	.75 (d),(e)	.75 (d),(e)	.76 (d),(e)	.76
Ratio of net investment income to average net assets	.62 (c),(d)	.47 (d),(e)	.59 (d),(e)	.87 (d),(e)	.92 (d),(e)	.49
Portfolio Turnover Rate	23.10 (b)	38.87	39.80	70.46	61.24	35.32
Net Assets, end of period ($ x 1,000)	57,299	59,261	67,508	68,136	73,773	105,705

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.52	14.92	17.25	19.66	29.12	26.01
Investment Operations:
Net investment income(a)	.04	.07	.10	.18	.21	.15
Net realized and unrealized gain (loss) on investments	.75	2.38	3.90	2.91	(6.76)	6.89
Total from Investment Operations	.79	2.45	4.00	3.09	(6.55)	7.04
Distributions:
Dividends from net investment income	-	(.14 )	(.13 )	(.20 )	(.22 )	(.14 )
Dividends from net realized gain on investments	(.35 )	(2.71)	(6.20)	(5.30)	(2.69)	(3.79)
Total Distributions	(.35 )	(2.85)	(6.33)	(5.50)	(2.91)	(3.93)
Net asset value, end of period	14.96	14.52	14.92	17.25	19.66	29.12
Total Return (%)	5.83 (b)	17.21	23.82	16.85	(23.45)	27.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90 (c)	.85	.80	.77	.75	.74
Ratio of net expenses to average net assets	.75 (c),(d)	.75 (d),(e)	.75 (d),(e)	.75 (d),(e)	.75 (e)	.74
Ratio of net investment income to average net assets	.62 (c),(d)	.47 (d),(e)	.58 (d),(e)	.88 (d),(e)	.92 (e)	.51
Portfolio Turnover Rate	23.10 (b)	38.87	39.80	70.46	61.24	35.32
Net Assets, end of period ($ x 1,000)	63,317	75,795	148,817	249,637	456,591	786,208

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Large Cap Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds V, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek to provide long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	134,381,412	—	—	134,381,412
Investment Companies	2,128,702	—	—	2,128,702
	136,510,114	—	—	136,510,114

†	See Schedule of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $141 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $2,434,732 and long-term capital gains $25,821,291. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2026 through May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 1, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $115,668 during the period ended June 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser providing investment advisory assistance and research and the day-to-day management of the fund’s assets. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended June 30, 2026, the Distributor retained $137 from commissions earned on sales of the fund’s Class A shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended June 30, 2026, Class C shares were charged $1,457 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended June 30, 2026, Class A and Class C shares were charged $18,877 and $486, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $5,831 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $2,566 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,302 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $79,391, Distribution Plan fees of $236, Shareholder Services Plan fees of $3,301, Custodian fees of $2,500, Chief Compliance Officer fees of $5,979, Transfer Agent fees of $3,181 and shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $20,220.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $32,035,532 and $53,859,166, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $53,688,783, consisting of $56,217,325 gross unrealized appreciation and $2,528,542 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $25,094.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods under review, except for the one-year period when the fund’s performance was above the Performance Group and Performance Universe medians. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the NIMNA was appointed as the fund’s Sub-Adviser, together with the appointment of new portfolio managers, in October 2023 and at that time the fund’s investment strategy, process and approach was modified to align with those used by NIMNA and the new portfolio managers. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2027 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..75%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s recent performance and with the experience of the fund’s portfolio managers and the investment strategy employed for the fund.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6535NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds V, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 18, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)